Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Uncertain tax positions current	$ 9	$ 9